

# CION Investment Corporation ("CION")

## Portfolio Holdings: Q4 2017

As of December 31, 2017

**CION Investment Management, LLC ("CIM") manages CION Investment Corporation ("CION"), which is currently offering up to 100,000,000 shares of common stock. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This portfolio holdings fact sheet is sales and advertising literature and must be preceded or accompanied by and read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. Additional copies of the prospectus may be obtained by contacting CION Securities at 800.435.5697 or by visiting www.cioninvestments.com.**

This portfolio holdings fact sheet reflects CION's holdings as of the date indicated above. There is no assurance that additional similar transactions will be available to CION or that CION's investment portfolio composition going forward will be as described herein. Please read the CION prospectus, including the "Risk Factors" section, prior to making any investment decision and consider the risks, charges, expenses, and the other important information described therein.

**Risks and limitations include, but are not limited to, the following: collateral securing senior secured debt may decrease in value; investment concentration risk; returns may be adversely affected by slow economic recovery as well as the downgrade in the US credit rating; value uncertainty of portfolio investments; share repurchase price may be lower than initial purchase price; portion of distributions may be a return of capital; management decisions may be subject to conflicts of interest; no guarantee of liquidity of shares; interest rate fluctuations may negatively impact our investments; magnified losses may result due to leveraging; possible significant fluctuation of net asset value.**

Please be aware that CION, CIM, and their respective officers, directors, employees and affiliates do not undertake to provide impartial investment advice or to give advice in a Fiduciary capacity in connection with CION's public offering of shares.

CION Investment Corporation ("CION") is a non-traded business development company, or BDC, that focuses on middle market loans. CION seeks to generate current income, and to a lesser extent, capital appreciation. CION offers investors the opportunity to invest primarily in the senior secured debt of private and thinly-traded[1] U.S. middle market companies.

CION's portfolio is managed by its adviser – CION Investment Management, LLC, a joint venture between CION Investment Group, LLC and Apollo Investment Management, L.P.

1. Thinly-traded companies are companies whose securities are typically traded in low volumes and often have a limited number of interested buyers and sellers.

## SUITABILITY:

- Net worth of $70,000, plus $70,000 of annual gross income; or
- Net worth of $250,000

In addition to general suitability requirements, there are state-specific suitability requirements that must be met. For complete information, please refer to the suitability section of the prospectus. Net worth requirements are exclusive of home, home furnishings and automobiles.

**INVESTMENT MINIMUM:** $5,000

## INVESTMENT COMPOSITION[2]

- 1st Lien Senior Secured Debt........... 73.0%
- 2nd Lien Senior Secured Debt........... 22.1%
- Unsecured Debt............................... 0.5%
- Equity..............................................1.5%
- Collateralized Securities and Structured Products - Debt.......... 1.7%
- Collateralized Securities and Structured Products - Equity......... 1.2%



## FLOATING/FIXED RATE BREAKDOWN

- Floating Rate Investments .... 92.2%
- Fixed Rate Investments .......... 5.8%
- Non-Income Producing Equity .................. 0.8%
- Other Income Producing Investments ...........1.2%



## PORTFOLIO HOLDINGS

Please note that rates are not indicative of CION's performance.

| COMPANY NAME | INDUSTRY | WEIGHTING[2] | RATE[3,4] | LIBOR / EURIBOR FLOOR[5] | MATURITY DATE |
|---|---|---|---|---|---|
| 1ST LIEN SENIOR SECURED DEBT: 72.99% | | | | | |
| CF Entertainment Inc. | Media: Diversified & Production | 3.91% | LIBOR+8.50% | 1.00% LIBOR Floor | 1/27/2023 |
| Foundation Consumer Healthcare, LLC | Healthcare & Pharmaceuticals | 3.02% | LIBOR+6.50% | 1.00% LIBOR Floor | 11/2/2023 |
| Tenere Inc. | Capital Equipment | 2.05% | LIBOR+10.00% | 1.00% LIBOR Floor | 12/23/2021 |
| American Teleconferencing Services, Ltd. | Telecommunications | 1.40% | LIBOR+6.50% | 1.00% LIBOR Floor | 12/8/2021 |
| Rimini Street, Inc. | High Tech Industries | 1.37% | 15.00% | None | 6/24/2020 |
| DFC Global Facility Borrower II LLC | Services: Consumer | 1.30% | LIBOR+10.75% | 1.00% LIBOR Floor | 9/27/2022 |
| Cadence Aerospace, LLC | Aerospace & Defense | 1.29% | LIBOR+6.50% | 1.00% LIBOR Floor | 11/14/2023 |
| AMPORTS, Inc. | Automotive | 1.26% | LIBOR+5.00% | 1.00% LIBOR Floor | 5/19/2020 |
| AbelConn, LLC / Atrenne Computing Solutions, LLC / Airco Industries, LLC | Aerospace & Defense | 1.24% | LIBOR+8.75% | 1.00% LIBOR Floor | 7/17/2019 |
| Moss Holding Company | Services: Business | 1.24% | LIBOR+6.75% | 1.00% LIBOR Floor | 4/17/2023 |
| Central Security Group, Inc. | Services: Consumer | 1.19% | LIBOR+5.63% | 1.00% LIBOR Floor | 10/6/2021 |
| Navex Global, Inc. | High Tech Industries | 1.19% | LIBOR+4.25% | 1.00% LIBOR Floor | 11/19/2021 |
| CF Entertainment Inc. | Media: Diversified & Production | 1.16% | LIBOR+8.50% | 1.00% LIBOR Floor | 1/27/2023 |
| Studio Movie Grill Holdings, LLC | Hotel, Gaming & Leisure | 1.15% | LIBOR+7.25% | 1.00% LIBOR Floor | 9/30/2020 |
| Elemica, Inc. | High Tech Industries | 1.13% | LIBOR+8.00% | 1.00% LIBOR Floor | 7/7/2021 |
| Entertainment Studios P&A LLC | Media: Diversified & Production | 1.12% | 15.00% | None | 5/18/2037 |
| American Media, Inc. | Media: Advertising, Printing & Publishing | 1.07% | LIBOR+9.00% | 1.00% LIBOR Floor | 8/24/2020 |
| KNB Holdings Corp. | Consumer Goods: Durable | 1.07% | LIBOR+5.50% | 1.00% LIBOR Floor | 4/26/2024 |
| Confie Seguros Holding II Co. | Banking, Finance, Insurance & Real Estate | 1.05% | LIBOR+5.25% | 1.00% LIBOR Floor | 4/16/2022 |
| Therapure Biopharma Inc. | Healthcare & Pharmaceuticals | 1.04% | LIBOR+8.75% | 0.50% LIBOR Floor | 12/1/2021 |
| CB URS Holdings Corp. | Transportation: Cargo | 1.00% | LIBOR+5.25% | 1.00% LIBOR Floor | 9/1/2024 |
| Forbes Media LLC | Media: Advertising, Printing & Publishing | 0.99% | LIBOR+6.75% | 1.00% LIBOR Floor | 9/12/2019 |
| Harland Clarke Holdings Corp. | Services: Business | 0.99% | LIBOR+4.75% | 1.00% LIBOR Floor | 11/3/2023 |
| Nextech Systems, LLC | High Tech Industries | 0.99% | LIBOR+7.25% | 1.00% LIBOR Floor | 6/22/2021 |
| Vero Parent, Inc. | High Tech Industries | 0.97% | LIBOR+5.00% | 1.00% LIBOR Floor | 8/16/2024 |
| InfoGroup Inc. | Media: Advertising, Printing & Publishing | 0.92% | LIBOR+5.00% | 1.00% LIBOR Floor | 4/3/2023 |

| COMPANY NAME | INDUSTRY | WEIGHTING(2) | RATE(3,4) | LIBOR / EURIBOR FLOOR(5) | MATURITY DATE |
|---|---|---|---|---|---|
| 1ST LIEN SENIOR SECURED DEBT: 72.99% (CONTINUED) | | | | | |
| WD Wolverine Holdings, LLC | Healthcare & Pharmaceuticals | 0.92% | LIBOR+5.50% | 1.00% LIBOR Floor | 8/16/2022 |
| CSP Technologies North America, LLC | Chemicals, Plastics & Rubber | 0.90% | LIBOR+5.25% | 1.00% LIBOR Floor | 1/29/2022 |
| Island Medical Management Holdings, LLC | Healthcare & Pharmaceuticals | 0.89% | LIBOR+5.50% | 1.00% LIBOR Floor | 9/1/2022 |
| EnTrans International, LLC | Capital Equipment | 0.86% | LIBOR+7.50% | 1.00% LIBOR Floor | 6/4/2020 |
| Tensar Corp. | Chemicals, Plastics & Rubber | 0.86% | LIBOR+4.75% | 1.00% LIBOR Floor | 7/9/2021 |
| Spinal USA, Inc. / Precision Medical Inc. | Healthcare & Pharmaceuticals | 0.84% | LIBOR+9.50% | 1.00% LIBOR Floor | 1/21/2020 |
| Help/Systems Holdings, Inc. | Services: Business | 0.80% | LIBOR+4.50% | 1.00% LIBOR Floor | 10/8/2021 |
| Academy, Ltd. | Retail | 0.77% | LIBOR+4.00% | 1.00% LIBOR Floor | 7/1/2022 |
| ITC Service Group Acquisition LLC | High Tech Industries | 0.73% | LIBOR+9.50% | 0.50% LIBOR Floor | 5/26/2021 |
| American Dental Partners, Inc. | Healthcare & Pharmaceuticals | 0.71% | LIBOR+4.75% | 1.00% LIBOR Floor | 8/29/2021 |
| EagleTree-Carbide Acquisition Corp. | Consumer Goods: Durable | 0.67% | LIBOR+4.75% | 1.00% LIBOR Floor | 8/28/2024 |
| Associated Asphalt Partners, LLC | Construction & Building | 0.66% | LIBOR+5.25% | 1.00% LIBOR Floor | 4/5/2024 |
| DXP Enterprises, Inc. | Energy: Oil & Gas | 0.66% | LIBOR+5.50% | 1.00% LIBOR Floor | 8/29/2023 |
| Evergreen Skills Lux S.À.R.L. | High Tech Industries | 0.66% | LIBOR+4.75% | 1.00% LIBOR Floor | 4/28/2021 |
| International Seaways, Inc. | Transportation: Cargo | 0.66% | LIBOR+5.50% | 1.00% LIBOR Floor | 6/22/2022 |
| Orbcomm Inc. | Telecommunications | 0.65% | 8.00% | None | 4/1/2024 |
| Deluxe Entertainment Services Group Inc. | Media: Diversified & Production | 0.64% | LIBOR+5.50% | 1.00% LIBOR Floor | 2/28/2020 |
| Dodge Data & Analytics, LLC / Skyline Data News and Analytics, LLC | Construction & Building | 0.64% | LIBOR+8.75% | 1.00% LIBOR Floor | 10/31/2019 |
| Rhino Energy LLC | Energy: Electricity | 0.64% | LIBOR+10.00% | 1.00% LIBOR Floor | 12/27/2020 |
| Opal Acquisition, Inc. | Healthcare & Pharmaceuticals | 0.63% | LIBOR+4.00% | 1.00% LIBOR Floor | 11/27/2020 |
| P.F. Chang's China Bistro, Inc. | Beverage, Food & Tobacco | 0.63% | LIBOR+5.00% | 1.00% LIBOR Floor | 9/1/2022 |
| Entertainment Studios P&A LLC | Media: Diversified & Production | 0.62% | 5.00% | None | 5/18/2037 |
| Visual Edge Technology, Inc. | Services: Business | 0.62% | LIBOR+5.75% | 1.00% LIBOR Floor | 8/31/2022 |
| Lift Brands, Inc. | Services: Consumer | 0.61% | LIBOR+8.00% | 1.00% LIBOR Floor | 12/23/2019 |
| Paris Presents Inc. | Consumer Goods: Durable | 0.59% | LIBOR+5.00% | 1.00% LIBOR Floor | 12/31/2020 |
| Telestream Holdings Corp. | High Tech Industries | 0.56% | LIBOR+6.43% | 1.00% LIBOR Floor | 3/24/2022 |
| American Clinical Solutions LLC | Healthcare & Pharmaceuticals | 0.55% | 12.50% | None | 6/11/2020 |
| Alvogen Pharma US, Inc. | Healthcare & Pharmaceuticals | 0.54% | LIBOR+5.00% | 1.00% LIBOR Floor | 4/1/2022 |
| Cardinal US Holdings, Inc. | Services: Business | 0.54% | LIBOR+5.00% | 1.00% LIBOR Floor | 7/31/2023 |
| Ipsen, Inc. | Capital Equipment | 0.53% | LIBOR+7.00% | 1.00% LIBOR Floor | 9/30/2019 |
| SI Organization, Inc. | Services: Business | 0.52% | LIBOR+4.75% | 1.00% LIBOR Floor | 11/23/2019 |
| The Pasha Group | Transportation: Cargo | 0.52% | LIBOR+7.50% | 1.00% LIBOR Floor | 1/26/2023 |
| U.S. Renal Care, Inc. | Healthcare & Pharmaceuticals | 0.52% | LIBOR+4.25% | 1.00% LIBOR Floor | 12/30/2022 |
| KLO Intermediate Holdings, LLC | Chemicals, Plastics & Rubber | 0.50% | LIBOR+7.75% | 1.25% LIBOR Floor | 4/7/2022 |
| Lonestar Prospects, Ltd. | Energy: Oil & Gas | 0.50% | LIBOR+9.50% | 1.00% LIBOR Floor | 8/1/2021 |
| Sprint Industrial Holdings, LLC | Energy: Oil & Gas | 0.50% | LIBOR+5.75% | 1.25% LIBOR Floor | 5/14/2019 |
| Command Alkon Inc. | High Tech Industries | 0.49% | LIBOR+5.00% | 1.00% LIBOR Floor | 9/1/2023 |
| Infinity Sales Group, LLC | Services: Business | 0.47% | LIBOR+10.50% | 1.00% LIBOR Floor | 11/21/2018 |
| Plano Molding Company, LLC | Consumer Goods: Non-Durable | 0.47% | LIBOR+7.50% | 1.00% LIBOR Floor | 5/12/2021 |
| Access CIG, LLC | Services: Business | 0.45% | LIBOR+5.00% | 1.00% LIBOR Floor | 10/18/2021 |
| ALM Media, LLC | Media: Advertising, Printing & Publishing | 0.44% | LIBOR+4.50% | 1.00% LIBOR Floor | 7/31/2020 |
| DBRS, Inc. | Services: Business | 0.39% | LIBOR+5.25% | 1.00% LIBOR Floor | 3/4/2022 |
| LTCG Holdings Corp. | Services: Business | 0.39% | LIBOR+5.00% | 1.00% LIBOR Floor | 6/6/2020 |

| COMPANY NAME | INDUSTRY | WEIGHTING[2] | RATE[3,4] | LIBOR / EURIBOR FLOOR[5] | MATURITY DATE |
|---|---|---|---|---|---|
| 1ST LIEN SENIOR SECURED DEBT: 72.99% (CONTINUED) | | | | | |
| AP Exhaust Acquistion, LLC | Automotive | 0.37% | LIBOR+5.00% | 1.00% LIBOR Floor | 5/10/2024 |
| Caraustar Industries, Inc. | Forest Products & Paper | 0.37% | LIBOR+5.50% | 1.00% LIBOR Floor | 3/14/2022 |
| Photonis Technologies SAS | Aerospace & Defense | 0.37% | LIBOR+7.50% | 1.00% LIBOR Floor | 9/18/2019 |
| Sequoia Healthcare Management, LLC | Healthcare & Pharmaceuticals | 0.36% | 16.00% | None | 7/17/2019 |
| Adams Publishing Group, LLC | Media: Advertising, Printing & Publishing | 0.35% | LIBOR+7.00% | 1.00% LIBOR Floor | 11/3/2020 |
| Discovery DJ Services LLC | Energy: Oil & Gas | 0.34% | LIBOR+7.25% | 1.00% LIBOR Floor | 10/25/2022 |
| Labvantage Solutions Ltd. | High Tech Industries | 0.34% | EURIBOR+8.00% | 1.00% EURIBOR Floor | 12/29/2020 |
| ASG Technologies Group, Inc. | High Tech Industries | 0.33% | LIBOR+4.75% | 1.00% LIBOR Floor | 7/31/2024 |
| Logix Holding Company, LLC | Telecommunications | 0.33% | LIBOR+5.75% | 1.00% LIBOR Floor | 12/22/2024 |
| Ministry Brands, LLC | Services: Business | 0.33% | LIBOR+5.00% | 1.00% LIBOR Floor | 12/2/2022 |
| Shift PPC LLC | High Tech Industries | 0.32% | LIBOR+6.00% | 1.00% LIBOR Floor | 12/22/2021 |
| Labvantage Solutions Inc. | High Tech Industries | 0.31% | LIBOR+8.00% | 1.00% LIBOR Floor | 12/29/2020 |
| Visual Edge Technology, Inc. | Services: Business | 0.31% | LIBOR+5.75% | 1.00% LIBOR Floor | 8/31/2022 |
| MRO Holdings, Inc. | Aerospace & Defense | 0.30% | LIBOR+5.25% | 1.00% LIBOR Floor | 10/25/2023 |
| KLO Intermediate Holdings, LLC | Chemicals, Plastics & Rubber | 0.29% | LIBOR+7.75% | 1.25% LIBOR Floor | 4/7/2022 |
| Healogics, Inc. | Healthcare & Pharmaceuticals | 0.28% | LIBOR+4.25% | 1.00% LIBOR Floor | 7/1/2021 |
| Advanced Integration Technology LP | Aerospace & Defense | 0.27% | LIBOR+4.75% | 1.00% LIBOR Floor | 4/3/2023 |
| Heartland Dental, LLC | Healthcare & Pharmaceuticals | 0.27% | LIBOR+4.75% | 1.00% LIBOR Floor | 7/31/2023 |
| Project Leopard Holdings, Inc. | High Tech Industries | 0.27% | LIBOR+5.50% | 1.00% LIBOR Floor | 7/7/2023 |
| Charming Charlie, LLC | Retail | 0.26% | LIBOR+8.00% | 1.00% LIBOR Floor | 12/24/2019 |
| SG Acquisition, Inc. | Banking, Finance, Insurance & Real Estate | 0.26% | LIBOR+5.00% | 1.00% LIBOR Floor | 3/29/2024 |
| STG-Fairway Acquisitions, Inc. | Services: Business | 0.26% | LIBOR+5.25% | 1.00% LIBOR Floor | 6/30/2022 |
| VLS Recovery Services, LLC | Services: Business | 0.25% | LIBOR+6.00% | 1.00% LIBOR Floor | 10/17/2023 |
| Emmis Operating Company | Media: Broadcasting & Subscription | 0.22% | LIBOR+7.00% | 1.00% LIBOR Floor | 4/18/2019 |
| Petroflow Energy Corp. | Energy: Oil & Gas | 0.22% | LIBOR+8.00% | 1.00% LIBOR Floor | 6/29/2019 |
| Murray Energy Corp. | Metals & Mining | 0.21% | LIBOR+7.25% | 1.00% LIBOR Floor | 4/16/2020 |
| Robertshaw US Holding Corp. | Chemicals, Plastics & Rubber | 0.21% | LIBOR+4.50% | 0.00% LIBOR Floor | 8/10/2024 |
| American Energy - Marcellus, LLC | Energy: Oil & Gas | 0.20% | LIBOR+4.25% | 1.00% LIBOR Floor | 8/4/2020 |
| CF Entertainment Inc. | Media: Diversified & Production | 0.20% | LIBOR+8.50% | 1.00% LIBOR Floor | 1/27/2023 |
| David's Bridal, Inc. | Retail | 0.20% | LIBOR+4.00% | 1.25% LIBOR Floor | 10/11/2019 |
| MSHC, Inc. | Services: Business | 0.19% | LIBOR+4.25% | 1.00% LIBOR Floor | 7/31/2023 |
| Radio One, Inc. | Media: Broadcasting & Subscription | 0.19% | LIBOR+4.00% | 1.00% LIBOR Floor | 4/18/2023 |
| Bambino CI Inc. | Healthcare & Pharmaceuticals | 0.18% | LIBOR+6.00% | 0.00% LIBOR Floor | 10/18/2023 |
| Frontline Technologies Group Holding LLC | High Tech Industries | 0.18% | LIBOR+6.50% | 1.00% LIBOR Floor | 9/18/2023 |
| Ministry Brands, LLC | Services: Business | 0.16% | LIBOR+5.00% | 1.00% LIBOR Floor | 12/2/2022 |
| Western Dental Services, Inc. | Healthcare & Pharmaceuticals | 0.15% | LIBOR+5.25% | 1.00% LIBOR Floor | 6/30/2023 |
| Global Franchise Group, LLC | Beverage, Food & Tobacco | 0.14% | LIBOR+5.75% | 1.00% LIBOR Floor | 12/18/2019 |
| MB2 Dental Solutions, LLC | Healthcare & Pharmaceuticals | 0.14% | LIBOR+4.75% | 1.00% LIBOR Floor | 9/29/2023 |
| Pathway Partners Vet Management Company LLC | Healthcare & Pharmaceuticals | 0.14% | LIBOR+4.25% | 0.00% LIBOR Floor | 10/10/2024 |
| Covenant Surgical Partners, Inc. | Healthcare & Pharmaceuticals | 0.13% | LIBOR+4.75% | 0.00% LIBOR Floor | 10/4/2024 |
| Reddy Ice Corp. | Beverage, Food & Tobacco | 0.13% | LIBOR+5.50% | 1.25% LIBOR Floor | 5/1/2019 |
| Azure Midstream Energy, LLC | Energy: Oil & Gas | 0.12% | LIBOR+6.50% | 1.00% LIBOR Floor | 11/15/2018 |
| National Intergovernmental Purchasing Alliance Company | Services: Business | 0.12% | LIBOR+5.00% | 1.00% LIBOR Floor | 9/19/2022 |

| COMPANY NAME | INDUSTRY | WEIGHTING[2] | RATE[3,4] | LIBOR / EURIBOR FLOOR[5] | MATURITY DATE |
|---|---|---|---|---|---|
| 1ST LIEN SENIOR SECURED DEBT: 72.99% (CONTINUED) | | | | | |
| Eastman Kodak Company | Consumer Goods: Durable | 0.11% | LIBOR+6.25% | 1.00% LIBOR Floor | 9/3/2019 |
| F+W Media, Inc. | Media: Diversified & Production | 0.10% | LIBOR+10.00% | 1.50% LIBOR Floor | 5/24/2022 |
| F+W Media, Inc. | Media: Diversified & Production | 0.08% | LIBOR+6.50% | 1.50% LIBOR Floor | 5/24/2022 |
| Ipsen International GmbH | Capital Equipment | 0.08% | LIBOR+8.00% | 1.00% LIBOR Floor | 9/30/2019 |
| Charming Charlie, LLC | Retail | 0.07% | LIBOR+4.50% | 1.00% LIBOR Floor | 6/8/2018 |
| PDI TA Holdings, Inc. | High Tech Industries | 0.05% | LIBOR+4.75% | 1.00% LIBOR Floor | 8/25/2023 |
| Vince, LLC | Retail | 0.05% | LIBOR+5.00% | 1.00% LIBOR Floor | 11/27/2019 |
| Spinal USA, Inc. / Precision Medical Inc. | Healthcare & Pharmaceuticals | 0.03% | LIBOR+9.50% | 1.00% LIBOR Floor | 7/21/2020 |
| Covenant Surgical Partners, Inc. | Healthcare & Pharmaceuticals | 0.01% | LIBOR+4.75% | 0.00% LIBOR Floor | 10/4/2024 |
| American Media, Inc. | Media: Advertising, Printing & Publishing | 0.00% | 0.50% Unfunded | None | 8/24/2020 |
| American Media, Inc. | Media: Advertising, Printing & Publishing | 0.00% | 9.00% Unfunded | None | 8/24/2020 |
| Charming Charlie, LLC | Retail | 0.00% | 0.38% Unfunded | None | 6/8/2018 |
| Covenant Surgical Partners, Inc. | Healthcare & Pharmaceuticals | 0.00% | 4.75% Unfunded | None | 10/4/2018 |
| DFC Global Facility Borrower II LLC | Services: Consumer | 0.00% | 0.50% Unfunded | None | 9/27/2019 |
| Discovery DJ Services LLC | Energy: Oil & Gas | 0.00% | 0.50% Unfunded | None | 10/25/2022 |
| Elemica, Inc. | High Tech Industries | 0.00% | 0.50% Unfunded | None | 7/7/2021 |
| Foundation Consumer Healthcare, LLC | Healthcare & Pharmaceuticals | 0.00% | 0.50% Unfunded | None | 11/2/2023 |
| Frontline Technologies Group Holding LLC | High Tech Industries | 0.00% | 1.00% Unfunded | None | 9/18/2019 |
| Ministry Brands, LLC | Services: Business | 0.00% | 1.00% Unfunded | 1.00% LIBOR Floor | 2/22/2019 |
| Moss Holding Company | Services: Business | 0.00% | 0.50% Unfunded | None | 4/17/2023 |
| Moss Holding Company | Services: Business | 0.00% | 0.75% Unfunded | None | 5/7/2018 |
| Pathway Partners Vet Management Company LLC | Healthcare & Pharmaceuticals | 0.00% | 1.00% Unfunded | None | 10/10/2019 |
| PDI TA Holdings, Inc. | High Tech Industries | 0.00% | 0.50% Unfunded | None | 8/24/2018 |
| Teladoc, Inc. | High Tech Industries | 0.00% | 0.50% Unfunded | None | 7/14/2020 |
| VLS Recovery Services, LLC | Services: Business | 0.00% | 1.00% Unfunded | None | 10/17/2019 |
| Discovery DJ Services LLC | Energy: Oil & Gas | -0.01% | 0.50% Unfunded | None | 4/25/2019 |
| 2ND LIEN SENIOR SECURED DEBT: 22.15% | | | | | |
| EagleTree-Carbide Acquisition Corp. | Consumer Goods: Durable | 1.31% | LIBOR+8.50% | 1.00% LIBOR Floor | 8/28/2025 |
| 1A Smart Start LLC | High Tech Industries | 1.16% | LIBOR+8.50% | 1.00% LIBOR Floor | 8/21/2022 |
| Wand Intermediate I LP | Automotive | 1.07% | LIBOR+7.25% | 1.00% LIBOR Floor | 9/19/2022 |
| Access CIG, LLC | Services: Business | 1.04% | LIBOR+8.75% | 1.00% LIBOR Floor | 10/17/2022 |
| PetroChoice Holdings, Inc. | Chemicals, Plastics & Rubber | 0.98% | LIBOR+8.75% | 1.00% LIBOR Floor | 8/21/2023 |
| Argon Medical Devices Holdings, Inc. | Healthcare & Pharmaceuticals | 0.96% | LIBOR+8.00% | 0.00% LIBOR Floor | 10/27/2025 |
| TMK Hawk Parent, Corp. | Services: Business | 0.87% | LIBOR+8.00% | 1.00% LIBOR Floor | 8/28/2025 |
| Patterson Medical Supply, Inc. | Healthcare & Pharmaceuticals | 0.83% | LIBOR+8.50% | 1.00% LIBOR Floor | 8/28/2023 |
| Winebow Holdings, Inc. | Beverage, Food & Tobacco | 0.80% | LIBOR+7.50% | 1.00% LIBOR Floor | 1/2/2022 |
| Onex TSG Holdings II Corp. | Healthcare & Pharmaceuticals | 0.78% | LIBOR+8.50% | 1.00% LIBOR Floor | 7/31/2023 |
| Global Tel*Link Corp. | Telecommunications | 0.76% | LIBOR+8.25% | 1.25% LIBOR Floor | 11/23/2020 |
| Genex Holdings, Inc. | Services: Business | 0.75% | LIBOR+7.75% | 1.00% LIBOR Floor | 5/30/2022 |
| Onex Carestream Finance LP | Healthcare & Pharmaceuticals | 0.69% | LIBOR+8.50% | 1.00% LIBOR Floor | 12/7/2019 |
| Medical Solutions Holdings, Inc. | Healthcare & Pharmaceuticals | 0.66% | LIBOR+8.25% | 1.00% LIBOR Floor | 6/16/2025 |
| STG-Fairway Acquisitions, Inc. | Services: Business | 0.64% | LIBOR+9.25% | 1.00% LIBOR Floor | 6/30/2023 |
| Drew Marine Group, Inc. | Chemicals, Plastics & Rubber | 0.63% | LIBOR+7.00% | 1.00% LIBOR Floor | 5/19/2021 |

| COMPANY NAME | INDUSTRY | WEIGHTING[2] | RATE[3,4] | LIBOR / EURIBOR FLOOR[5] | MATURITY DATE |
|---|---|---|---|---|---|
| 2ND LIEN SENIOR SECURED DEBT: 22.15% (CONTINUED) | | | | | |
| Flexera Software LLC | High Tech Industries | 0.62% | LIBOR+7.00% | 1.00% LIBOR Floor | 4/2/2021 |
| PT Intermediate Holdings III, LLC | Services: Business | 0.62% | LIBOR+8.00% | 1.00% LIBOR Floor | 12/8/2025 |
| ALM Media, LLC | Media: Advertising, Printing & Publishing | 0.59% | LIBOR+8.00% | 1.00% LIBOR Floor | 7/30/2021 |
| Evergreen Skills Lux S.À.R.L. | High Tech Industries | 0.59% | LIBOR+8.25% | 1.00% LIBOR Floor | 4/28/2022 |
| Niacet Corp. | Chemicals, Plastics & Rubber | 0.58% | EURIBOR+8.75% | 1.00% EURIBOR Floor | 8/1/2024 |
| ABG Intermediate Holdings 2 LLC | Retail | 0.44% | LIBOR+7.75% | 1.00% LIBOR Floor | 9/29/2025 |
| SMG | Hotel, Gaming & Leisure | 0.41% | LIBOR+8.25% | 1.00% LIBOR Floor | 2/27/2021 |
| TouchTunes Interactive Networks, Inc. | Hotel, Gaming & Leisure | 0.40% | LIBOR+8.25% | 1.00% LIBOR Floor | 5/29/2022 |
| Avalign Technologies, Inc. | Healthcare & Pharmaceuticals | 0.37% | LIBOR+8.25% | 1.00% LIBOR Floor | 7/15/2022 |
| Ministry Brands, LLC | Services: Business | 0.36% | LIBOR+9.25% | 1.00% LIBOR Floor | 6/2/2023 |
| American Residential Services LLC | Construction & Building | 0.33% | LIBOR+8.00% | 1.00% LIBOR Floor | 12/31/2021 |
| Robertshaw US Holding Corp. | Chemicals, Plastics & Rubber | 0.33% | LIBOR+8.00% | 0.00% LIBOR Floor | 2/10/2025 |
| U.S. Renal Care, Inc. | Healthcare & Pharmaceuticals | 0.33% | LIBOR+8.00% | 1.00% LIBOR Floor | 12/29/2023 |
| Zywave Inc. | High Tech Industries | 0.33% | LIBOR+9.00% | 1.00% LIBOR Floor | 11/17/2023 |
| GOBP Holdings, Inc. | Retail | 0.27% | LIBOR+8.25% | 1.00% LIBOR Floor | 10/21/2022 |
| Paris Presents Inc. | Consumer Goods: Durable | 0.23% | LIBOR+8.75% | 1.00% LIBOR Floor | 12/31/2021 |
| Pelican Products, Inc. | Chemicals, Plastics & Rubber | 0.23% | LIBOR+8.25% | 1.00% LIBOR Floor | 4/11/2021 |
| Securus Technologies Holdings, Inc. | Telecommunications | 0.20% | LIBOR+8.25% | 1.00% LIBOR Floor | 11/1/2025 |
| Emerald 3 Ltd. | Environmental Industries | 0.19% | LIBOR+7.00% | 1.00% LIBOR Floor | 5/16/2022 |
| Premiere Global Services, Inc. | Telecommunications | 0.19% | LIBOR+9.50% | 1.00% LIBOR Floor | 6/6/2022 |
| Command Alkon Inc. | High Tech Industries | 0.16% | LIBOR+9.00% | 1.00% LIBOR Floor | 3/1/2024 |
| PFS Holding Corp. | Retail | 0.16% | LIBOR+7.25% | 1.00% LIBOR Floor | 1/31/2022 |
| Ministry Brands, LLC | Services: Business | 0.14% | LIBOR+9.25% | 1.00% LIBOR Floor | 6/2/2023 |
| Accruent, LLC | High Tech Industries | 0.10% | LIBOR+8.75% | 1.00% LIBOR Floor | 7/28/2024 |
| Elements Behavioral Health, Inc. | Healthcare & Pharmaceuticals | 0.03% | LIBOR+12.00% | 1.00% LIBOR Floor | 2/11/2020 |
| PDI TA Holdings, Inc. | High Tech Industries | 0.02% | LIBOR+8.75% | 1.00% LIBOR Floor | 8/25/2024 |
| Accruent, LLC | High Tech Industries | 0.00% | 0.75% Unfunded | None | 7/28/2018 |
| Ministry Brands, LLC | Services: Business | 0.00% | 1.00% Unfunded | 1.00% LIBOR Floor | 2/22/2019 |
| PDI TA Holdings, Inc. | High Tech Industries | 0.00% | 0.50% Unfunded | None | 8/24/2018 |
| TexOak Petro Holdings LLC | Energy: Oil & Gas | 0.00% | 8.00% | None | 12/29/2019 |
| COLLATERALIZED SECURITIES AND STRUCTURED PRODUCTS - DEBT: 1.67% | | | | | |
| Deutsche Bank AG Frankfurt CRAFT 2015-2 Class Credit Linked Note | Diversified Financials | 0.96% | LIBOR+9.25% | None | 1/16/2022 |
| NXT Capital CLO 2014-1, LLC Class E Notes | Diversified Financials | 0.48% | LIBOR+5.50% | None | 4/23/2026 |
| Deutsche Bank AG Frankfurt CRAFT 2014-1 Class Credit Linked Note | Diversified Financials | 0.23% | LIBOR+9.65% | None | 5/15/2019 |
| COLLATERALIZED SECURITIES AND STRUCTURED PRODUCTS - EQUITY: 1.24% | | | | | |
| Ivy Hill Middle Market Credit Fund VIII, Ltd. Subordinated Loan | Diversified Financials | 0.64% | Residual | None | 2/2/2026 |
| APIDOS CLO XVI Subordinated Notes | Diversified Financials | 0.22% | Residual | None | 1/19/2025 |
| Galaxy XV CLO Ltd. Class A Subordinated Notes | Diversified Financials | 0.16% | Residual | None | 4/15/2025 |
| Anchorage Capital CLO 2012-1, Ltd. Subordinated Notes | Diversified Financials | 0.14% | Residual | None | 1/13/2025 |
| CENT CLO 19 Ltd. Subordinated Notes | Diversified Financials | 0.08% | Residual | None | 10/29/2025 |

| COMPANY NAME | INDUSTRY | WEIGHTING[2] | RATE[3,4] | LIBOR / EURIBOR FLOOR[5] | MATURITY DATE |
|---|---|---|---|---|---|
| **UNSECURED DEBT: 0.51%** | | | | | |
| Visual Edge Technology, Inc. | Services: Business | 0.51% | 12.50% | None | 8/31/2024 |
| **EQUITY: 1.44%** | | | | | |
| Conisus Holdings, Inc. | Healthcare & Pharmaceuticals | 0.62% | 12.00% | None | None |
| Avaya Holdings Corp. | Telecommunications | 0.37% | None | None | None |
| Spinal USA, Inc. / Precision Medical Inc. | Healthcare & Pharmaceuticals | 0.34% | None | None | None |
| NSG Co-Invest (Bermuda) LP | Consumer Goods: Durable | 0.05% | None | None | None |
| NS NWN Acquisition, LLC | High Tech Industries | 0.03% | None | None | None |
| Mooregate ITC Acquisition, LLC | High Tech Industries | 0.02% | None | None | None |
| Conisus Holdings, Inc. | Healthcare & Pharmaceuticals | 0.01% | None | None | None |
| F+W Media, Inc. | Media: Diversified & Production | 0.00% | None | None | None |
| Texoak Petro Holdings LLC | Energy: Oil & Gas | 0.00% | None | None | None |
| Tenere Inc. | High Tech Industries | 0.00% | None | None | None |

2. Information is based on the relative fair value of the underlying portfolio holdings.
3. London Interbank Offered Rate, or LIBOR, is an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market. Euro Interbank Offered Rate, or EURIBOR, is an interest rate at which banks can borrow funds, in marketable size, from other banks in the European interbank market. Residual cash flow is excess cash flow after payment of any fees/expenses and obligations related to senior notes, including interest and principal repayments.
4. Rate is the total interest rate on the loan, often based on LIBOR or EURIBOR, plus a margin, or residual cash flow.
5. Debt with a LIBOR or EURIBOR floor pay an interest rate of LIBOR or EURIBOR, plus a margin, so long as LIBOR or EURIBOR remains above the specified floor level. If however, LIBOR or EURIBOR falls below the floor, the interest rate is the floor level plus the applicable margin.

Data excludes short term investments, which represent an investment in a fund that invests in highly liquid investments with average original maturity dates of three months or less. Percentages represent approximate figures.



CION

CION-PORT-0318 EXP: 08/2018